Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,550,721.39

Principal:
Principal Collections	$14,421,542.18
Prepayments in Full	$7,823,032.60
Liquidation Proceeds	$476,345.56
Recoveries	$92,880.77
Sub Total	$22,813,801.11
Collections	$24,364,522.50

Purchase Amounts:
Purchase Amounts Related to Principal	$410,077.17
Purchase Amounts Related to Interest	$2,156.29
Sub Total	$412,233.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,776,755.96

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,776,755.96
Servicing Fee	$361,802.78	$361,802.78	$0.00	$0.00	$24,414,953.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,414,953.18
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,414,953.18
Interest - Class A-3 Notes	$187,875.28	$187,875.28	$0.00	$0.00	$24,227,077.90
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$23,968,002.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,968,002.90
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$23,889,747.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,889,747.48
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$23,832,324.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,832,324.15
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$23,760,099.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,760,099.15
Regular Principal Payment	$20,940,845.57	$20,940,845.57	$0.00	$0.00	$2,819,253.58
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,819,253.58
Residuel Released to Depositor	$0.00	$2,819,253.58	$0.00	$0.00	$0.00
Total		$24,776,755.96

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$20,940,845.57
Total					$20,940,845.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,940,845.57	$54.82	$187,875.28	$0.49	$21,128,720.85	$55.31
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$20,940,845.57	$19.21	$654,854.03	$0.60	$21,595,699.60	$19.81

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$170,795,713.46	0.4471092	$149,854,867.89	0.3922902
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$390,245,713.46	0.3579415	$369,304,867.89	0.3387341

Pool Information
Weighted Average APR	4.417%	4.425%
Weighted Average Remaining Term	35.39	34.67
Number of Receivables Outstanding	32,144	31,320
Pool Balance	$434,163,334.87	$410,807,392.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$390,245,713.46	$369,304,867.89
Pool Factor	0.3618028	0.3423395

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$41,502,524.29
Targeted Overcollateralization Amount	$41,502,524.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,502,524.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	26

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		97	$224,945.18
(Recoveries)		95	$92,880.77
Net Losses for Current Collection Period			$132,064.41
Cumulative Net Losses Last Collection Period			$6,622,257.45
Cumulative Net Losses for all Collection Periods			$6,754,321.86

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.37%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.05%	561	$8,435,150.02
61-90 Days Delinquent	0.21%	56	$874,109.23
91-120 Days Delinquent	0.08%	14	$318,199.32
Over 120 Days Delinquent	0.24%	57	$993,579.46
Total Delinquent Receivables	2.59%	688	$10,621,038.03

Repossession Inventory:
Repossessed in the Current Collection Period		33	$539,921.74
Total Repossessed Inventory		31	$631,226.55

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2074%
Preceding Collection Period			0.3790%
Current Collection Period			0.3751%
Three Month Average			0.3205%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3377%
Preceding Collection Period			0.3920%
Current Collection Period			0.4055%
Three Month Average			0.3784%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer